Client Name:	XXX
Client Project Name:	MCMLT 2019-GS2
Start - End Dates:	9/10/2016 - 6/7/2019
Deal Loan Count:	1,395
Report Run Date:	10/6/2019 1:06 PM

Conditions Report 2.0

Loans in Report:	1,395
Loans with Conditions:	1,244

3906 - Total Active Conditions
624 - Material Conditions
624 - Compliance Review Scope
70 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Borrower's Interest
3 - Category: Compliance Manual
353 - Category: Documentation
2 - Category: Federal Consumer Protection
2 - Category: Federal Higher-Priced
2 - Category: Repayment Ability
120 - Category: RESPA
1 - Category: State Anti-Predatory
26 - Category: State Consumer Protection
29 - Category: Texas Home Equity
1 - Category: TILA
12 - Category: TILA/RESPA Integrated Disclosure
3282 - Non-Material Conditions
3282 - Compliance Review Scope
12 - Category: Ability to Repay/Qualified Mortgage
14 - Category: APR Tolerance
12 - Category: Borrower's Interest
6 - Category: Compliance Manual
339 - Category: Documentation
1395 - Category: Federal Consumer Protection
2 - Category: Federal Higher-Priced
97 - Category: Finance Charge Tolerance
6 - Category: Repayment Ability
432 - Category: RESPA
370 - Category: Right of Rescission
1 - Category: Section 32
2 - Category: Section 35
51 - Category: State Consumer Protection
1 - Category: State High Cost
39 - Category: State Late Charges
135 - Category: State Prepayment Penalty
5 - Category: State Rate Spread
3 - Category: Texas Home Equity
172 - Category: TILA
188 - Category: TILA/RESPA Integrated Disclosure
100 - Total Satisfied Conditions

100 - Compliance Review Scope
62 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Documentation
3 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
2 - Category: RESPA
2 - Category: Right of Rescission
1 - Category: Texas Home Equity
25 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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